Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	OPTION CARE HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11993
Entity Tax Identification Number	05-0489664
Entity Address, Address Line One	3000 Lakeside Dr.
Entity Address, Address Line Two	Suite 300N
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	312
Local Phone Number	940-2443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OPCH
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001014739